SHAREHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS’ DEFICIT

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At September 30, 2024 and December 31, 2023, there were no preference shares issued or outstanding.

Class A ordinary shares—The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of September 30, 2024 and December 31, 2023, there were 7,187,500 Class A ordinary shares issued and outstanding (excluding 577,644 and 1,803,729 Class A ordinary shares subject to possible redemption, respectively, as of September 30, 2024 and December 31, 2023).

Class B ordinary shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of September 30, 2024 and December 31, 2023, there were 0 Class B ordinary shares outstanding.

If there are any Class B ordinary shares outstanding at the time of the initial Business Combination, such shares will automatically convert into Class A ordinary shares on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsors or their affiliates upon conversion of loans made to us).

NOTE 7. SHAREHOLDERS’ DEFICIT

Preference Shares—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Board. At December 31, 2023 and 2022, there were no preference shares issued or outstanding.

Class A ordinary shares—The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2023 and 2022, there were 7,187,500 and no Class A ordinary shares, respectively, issued and outstanding (excluding 1,803,729 and 28,750,000 Class A ordinary shares subject to possible redemption, respectively).

Class B ordinary shares—The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class B ordinary shares are entitled to one vote for each Class B ordinary share. As of December 31, 2023 and 2022, there were 0 and 7,187,500 Class B ordinary shares outstanding, none of which were subject to forfeiture at the time.

If there are any Class B ordinary shares outstanding at the time of the initial Business Combination, such shares will automatically convert into Class A ordinary shares on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the IPO (irrespective of whether or not such ordinary shares are redeemed in connection with the initial Business Combination) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial Business Combination, and any ordinary shares issued upon exercise of private placement warrants issued to the Sponsors or their affiliates upon conversion of loans made to us).